BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Total Current Assets	$ 3,441,160	$ 2,770,363
Cash and Cash Equivalents	1,075,942	589,886	$ 592,253	$ 500,025
Other current financial assets	497	3,504
Other current non-financial assets	129,854	129,837
Trade and other current receivables	839,184	814,412
Accounts receivable due from related companies	7,324	3,488
Current Inventories	1,030,196	868,462
Current biological assets	315,924	307,796
Current tax assets	36,513	49,471
Non-current assets or disposal groups classified as held for sale	5,726	3,507
Total Non-Current Assets	11,152,588	11,224,237	11,283,821
Other non-current financial assets	20,346	56,600
Other non-current non-financial assets	86,948	121,521
Trade and other non-current receivables	15,149	16,040
Accounts receivable due from related companies, non-current	481	1,056
Investments accounted for using equity method	358,053	368,772	446,548
Intangible assets other than goodwill	90,093	88,615
Goodwill	65,851	69,922	74,893
Property, plant and equipment	7,174,693	7,034,299	6,919,495
Non-current biological assets	3,336,339	3,459,146
Deferred tax assets	4,635	8,266	$ 6,097
U.S Dollar [Member]
Cash and Cash Equivalents	834,513	501,352
Other current financial assets	497	3,497
Other current non-financial assets	49,170	48,632
Trade and other current receivables	631,047	550,674
Accounts receivable due from related companies	591	726
Current Inventories	957,529	809,689
Current biological assets	253,672	270,761
Current tax assets	16,042	7,769
Non-current assets or disposal groups classified as held for sale	5,152	2,835
Other non-current financial assets	20,346	56,600
Other non-current non-financial assets	79,615	104,711
Trade and other non-current receivables	7,733	4,247
Investments accounted for using equity method	135,805	130,276
Intangible assets other than goodwill	87,729	87,007
Goodwill	42,573	42,656
Property, plant and equipment	6,675,290	6,443,081
Non-current biological assets	2,924,266	2,934,819
Deferred tax assets	4,558	4,319
Euros [Member]
Cash and Cash Equivalents	8,295	4,306
Other current non-financial assets	125	104
Trade and other current receivables	7,399	20,498
Current tax assets	262	0
Investments accounted for using equity method	177,548	185,410
Brazilian Real [Member]
Cash and Cash Equivalents	44,605	47,314
Other current non-financial assets	19,018	17,158
Trade and other current receivables	66,500	89,673
Accounts receivable due from related companies	83	171
Current Inventories	72,667	58,773
Current biological assets	62,252	37,035
Current tax assets	4,978	6,721
Non-current assets or disposal groups classified as held for sale	574	672
Other non-current non-financial assets	4,946	4,629
Trade and other non-current receivables	1,040	3,345
Investments accounted for using equity method	42,052	53,080
Intangible assets other than goodwill	2,364	1,516
Goodwill	23,278	27,266
Property, plant and equipment	498,993	585,202
Non-current biological assets	412,073	524,327
Deferred tax assets	36	3,622
Argentine Pesos [Member]
Cash and Cash Equivalents	2,854	10,038
Other current non-financial assets	5,855	5,832
Trade and other current receivables	15,044	26,863
Other non-current non-financial assets	1,427	11,303
Other currencies [Member]
Cash and Cash Equivalents	5,375	3,685
Other current financial assets	0	7
Other current non-financial assets	5,325	5,306
Trade and other current receivables	15,458	17,702
Accounts receivable due from related companies	591	726
Current tax assets	1,501	3,188
Other non-current non-financial assets	730	693
Trade and other non-current receivables	27	0
Deferred tax assets	41	32
Chilean Pesos [Member]
Cash and Cash Equivalents	180,300	23,191
Other current non-financial assets	50,361	52,805
Trade and other current receivables	99,950	106,442
Accounts receivable due from related companies	6,169	2,192
Current tax assets	13,730	31,793
Other non-current non-financial assets	230	185
Trade and other non-current receivables	3,267	6,692
Investments accounted for using equity method	2,648	6
Intangible assets other than goodwill	0	92
Property, plant and equipment	410	6,016
Deferred tax assets	0	293
U.F. [Member]
Trade and other current receivables	3,786	2,560
Accounts receivable due from related companies	481	399
Trade and other non-current receivables	3,082	1,756
Accounts receivable due from related companies, non-current	$ 481	$ 1,056